UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
Check here if Amendment [  ] Amendment Number:
This Amendment (Check only one.):
[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Sand Hill Advisors, Inc.
Address:	3000 Sand Hill Road
	Building 3, Suite 150
	Menlo Park, CA  94025
13F File Number:	28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Connie Torres
Title:	Vice President and Compliance Officer
Phone:	650-854-9150
Signature,	Place,	Date of Signing,
Connie Torres	Menlo Park, CA	March 1, 2002

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT
[  ]  13F NOTICE
[  ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:          NONE

FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 87
Form 13F Information Table Value Total: $406,986
List of Other Included Managers:        NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc            COM              00184a105    11089   345461 SH       SOLE                   219720            125741
Abbott Labs                    COM              002824100      234     4200 SH       SOLE                                       4200
Agile Software Corp            COM              00846x105      482    27983 SH       SOLE                    27961                22
American Express               COM              025816109     4782   133975 SH       SOLE                    85150             48825
American Home Products         COM              026609107      458     7459 SH       SOLE                     3787              3672
American Intl Grp              COM              026874107     7164    90223 SH       SOLE                    59087             31136
Amgen                          COM              031162100     6362   112725 SH       SOLE                    68100             44625
Applera Corp - Applied Biosyst COM              038020103     6669   169813 SH       SOLE                   103038             66775
Applied Materials              COM              038222105      205     5100 SH       SOLE                     3800              1300
Avici Systems Inc.             COM              05367l109       76    26037 SH       SOLE                                      26037
Bank of New York               COM              064057102      204     5000 SH       SOLE                     2000              3000
BankAmerica Corp               COM              060505104      831    13201 SH       SOLE                     6041              7160
Biogen                         COM              090597105      252     4400 SH       SOLE                     4000               400
Boston Private Finl Holdings   COM              101119105     3358   152137 SH       SOLE                   152062                75
Bristol-Myers Squibb           COM              110122108      457     8963 SH       SOLE                     4000              4963
CardioGenesis Corporation      COM              14159w109       29    24677 SH       SOLE                                      24677
Celera Genomics Group-Appler   COM              038020202      239     8946 SH       SOLE                     8946
Cell Genesys                   COM              150921104      826    35545 SH       SOLE                    35545
ChevronTexaco Corp             COM              166764100     4961    55360 SH       SOLE                    35434             19926
Cisco Systems                  COM              17275R102     7422   409820 SH       SOLE                   256003            153817
Citigroup Inc                  COM              172967101    12868   254916 SH       SOLE                   156644             98272
Coca Cola                      COM              191216100      347     7370 SH       SOLE                     3920              3450
Conjuchem Inc.                 COM              207349101      195    48280 SH       SOLE                    48280
Cygnus Corp                    COM              232560102      541   103017 SH       SOLE                                     103017
Dell Computer                  COM              247025109     4080   150114 SH       SOLE                    98564             51550
Dover Corp                     COM              260003108     7042   189978 SH       SOLE                   112760             77218
EMC Corp                       COM              268648102     4096   304758 SH       SOLE                   188558            116200
Elantec Semiconductor Inc      COM              284155108      852    22200 SH       SOLE                    22200
Emerson Electric               COM              291011104     5270    92300 SH       SOLE                    56200             36100
Equity Residential Properties  COM              29476l107     6881   239675 SH       SOLE                   144700             94975
Exxon Mobil Corporation        COM              30231g102     3155    80292 SH       SOLE                    48376             31916
Federal Home Loan Mtg          COM              313400301      230     3517 SH       SOLE                                       3517
Finisar Corporation            COM              31787a101    98640  9699079 SH       SOLE                  9698753               326
Flextronics                    COM              y2573f102     1329    55383 SH       SOLE                    55383
Fusion Medical                 COM              361128101     1235   215474 SH       SOLE                   215474
General Electric               COM              369604103     1303    32510 SH       SOLE                    24158              8352
Hewlett Packard                COM              428236103      732    35654 SH       SOLE                    27084              8570
IBM                            COM              459200101      367     3037 SH       SOLE                                       3037
Informatica Corp.              COM              45666q102      159    10936 SH       SOLE                    10936
Intel                          COM              458140100     8910   283312 SH       SOLE                   168870            114442
Johnson & Johnson              COM              478160104     7088   119933 SH       SOLE                    73543             46390
Johnson Controls               COM              478366107     6971    86330 SH       SOLE                    51140             35190
LSI Logic                      COM              502161102      536    33959 SH       SOLE                    33959
Leggett & Platt                COM              524660107     6509   283000 SH       SOLE                   171400            111600
Lynx Therapeutics Inc.         COM              551812308     1479   366991 SH       SOLE                   366991
MBIA Inc                       COM              55262c100     7670   143024 SH       SOLE                    84850             58174
Material Sciences              COM              576674105      377    37225 SH       SOLE                      675             36550
McDonalds                      COM              580135101     6132   231650 SH       SOLE                   143800             87850
McGraw Hill                    COM              580645109     6022    98750 SH       SOLE                    64000             34750
Medtronic                      COM              585055106      225     4400 SH       SOLE                      900              3500
Merck                          COM              589331107     6144   104494 SH       SOLE                    59719             44775
Merrill Lynch                  COM              590188108      240     4598 SH       SOLE                     4598
Microsoft                      COM              594918104     5742    86674 SH       SOLE                    57164             29510
Morgan Stanley, Dean Witter, D COM              617446448     6217   111138 SH       SOLE                    65796             45342
Network Appliance              COM              64120l104      761    34796 SH       SOLE                    34796
Omnicom Group                  COM              681919106     5567    62310 SH       SOLE                    38600             23710
Oracle Systems                 COM              68389X105     5842   422998 SH       SOLE                   251336            171662
PeopleSoft Inc                 COM              712713106      748    18600 SH       SOLE                                      18600
Pepsico                        COM              713448108     5916   121500 SH       SOLE                    77750             43750
Pfizer                         COM              717081103    12332   309470 SH       SOLE                   185565            123905
Procter & Gamble               COM              742718109     6903    87240 SH       SOLE                    55335             31905
Rita Medical Systems Inc       COM              76774e103      548    82219 SH       SOLE                    82219
Robert Mondavi Corporation     COM              609200100     1520    40000 SH       SOLE                                      40000
SBC Communications             COM              78387G103     6507   166114 SH       SOLE                   100151             65963
Safeway                        COM              786514208    11536   276300 SH       SOLE                   170850            105450
Schering Plough                COM              806605101     4782   133540 SH       SOLE                    75745             57795
Shaman Pharmaceutical          COM              819319500        1   103323 SH       SOLE                   103323
Southwest Airlines             COM              844741108      210    11389 SH       SOLE                    11389
Sun Microsystems               COM              866810104      203    16508 SH       SOLE                    11708              4800
Sungard Data Systems           COM              867363103     6189   213918 SH       SOLE                   107618            106300
Swift Energy                   COM              870738101      228    11300 SH       SOLE                                      11300
Symyx Technologies Inc         COM              87155s108     5791   272630 SH       SOLE                   192585             80045
Target Corporation             COM              87612e106     7018   170952 SH       SOLE                   101900             69052
Texas Instruments              COM              882508104     3308   118152 SH       SOLE                     4488            113664
United Parcel Service CL B     COM              911312106     6945   127425 SH       SOLE                    76850             50575
Verizon Communications         COM              92343v104      508    10698 SH       SOLE                     8693              2005
Vitesse Semiconductor          COM              928497106      132    10627 SH       SOLE                    10627
Vitria Technology, Inc.        COM              92849Q104      794   124315 SH       SOLE                                     124315
Walgreen                       COM              931422109      709    21050 SH       SOLE                    11050             10000
Wells Fargo                    COM              949746101     6229   143285 SH       SOLE                    89935             53350
Williams Energy Partners LP    COM              969491109      209     5000 SH       SOLE                     5000
WorldCom Inc                   COM              55268b106     4595   326341 SH       SOLE                   219141            107200
Xilinx Incorporated            COM              983919101     1091    27930 SH       SOLE                                      27930
Yahoo!                         COM              984332106      197    11118 SH       SOLE                    10748               370
BP PLC                         FRGN             055622104    10949   235407 SH       SOLE                   156289             79118
Elan Corp PLC ADR (IRE)        FRGN             284131208     7325   162565 SH       SOLE                   106103             56462
HSBC Holdings PLC ADR (HK)NEW  FRGN             404280406     5710    95627 SH       SOLE                    58255             37372